SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details)	Dec. 31, 2025 USD ($)
Deferred income tax assets
Net operating losses	$ 314,000
Valuation allowance	(311,893)
Deferred tax assets, net of allowance	$ 2,107